FAIR VALUE MEASUREMENTS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Noninterest-bearing cash	$ 1,038	$ 1,068